Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
REVENUE:
LEASE REVENUE AND FEES	$ 1,346,552		$ 2,015,628
LEASE MERCHANDISE SOLD	266,988		391,162
Total revenue	1,613,540		2,406,790
COST OF REVENUE:
COST OF LEASE REVENUE AND FEES	874,863		1,319,709
COST OF LEASE MERCHANDISE SOLD	222,120		332,670
Cost of Revenue, Total	1,096,983		1,652,379
GROSS PROFIT	516,557		754,411
GENERAL AND ADMINISTRATIVE EXPENSES	1,881,180		4,564,478
INCOME TAXES
LOSS FROM CONTINUING OPERATIONS	(1,364,623)		(3,810,067)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS (including income from the sale of discontinued assets of $445,474 in 2014 ) (See note 3)	137,118	(265,173)	962,737	(227,453)
FINANCE REVENUES					2,364,128	2,526,626
INTEREST EXPENSE - financial institution					(385,918)	(454,241)
INTEREST EXPENSE - related parties						(15,123)
NET FINANCE REVENUES					1,978,210	2,057,262
PROVISION FOR CREDIT LOSSES, net of recoveries					(62,603)	(41,797)
FINANCE REVENUES, NET OF INTEREST EXPENSE AND CREDIT LOSSES					1,915,607	2,015,465
OPERATING EXPENSES					(2,609,288)	(1,636,606)
(LOSS) INCOME FROM OPERATIONS BEFORE INCOME TAXES					(693,681)	378,859
NET (LOSS)	$ (1,227,505)	$ (265,173)	$ (2,847,330)	$ (227,453)	$ (693,681)	$ 378,859
BASIC (LOSS) EARNINGS PER COMMON SHARE:
LOSS FROM CONTINUING OPERATIONS	$ (0.04)		$ (0.15)
INCOME FROM DISCOUNTINUED OPERATIONS	$ 0.00		$ 0.04
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (0.04)		$ (0.11)		$ (0.04)	$ 0.02
DILUTED (LOSS) EARNINGS PER COMMON SHARE:
LOSS FROM CONTINUING OPERATIONS	$ (0.04)		$ (0.15)
INCOME FROM DISCOUNTINUED OPERATIONS	$ 0.00		$ 0.04
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (0.04)		$ (0.11)		$ (0.04)	$ 0.02
WEIGHTED AVERAGE SHARES
Basic	32,128,770	18,634,369	25,994,442	18,634,369	18,987,702	18,634,369
Dilutive	32,128,770	18,634,369	25,994,442	18,634,369	18,987,702	20,763,632